Investments - Summary of Equity Securities Without Readily Determinable Fair Values (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Equity Securities without Readily Determinable Fair Value [Line Items]
Carrying amounts at the end of the period	¥ 350,621	¥ 207,743
Downward adjustments and impairments	6,514	5,345
Upward adjustments	¥ 13,006	¥ 13,015